Financial Risk Management - Credit Risk - Investments in debt instruments (Details) - Credit risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bank of Nova Scotia | Largest single issuer of corporate bonds
Financial Risk Management
Investments in debt instruments	$ 453.0
Risk exposure percentage	0.70%
BP Capital Markets America Inc | Largest single issuer of corporate bonds
Financial Risk Management
Investments in debt instruments		$ 427.7
Risk exposure percentage		0.80%
Investments in debt instruments
Financial Risk Management
Risk exposure percentage	100.00%	100.00%
Corporate and other
Financial Risk Management
Risk exposure percentage	20.60%	17.00%
Other than U.S., U.K., German, and Canadian sovereign government | Ten largest issuers
Financial Risk Management
Investments in debt instruments	$ 4,704.6	$ 3,599.2
Risk exposure percentage	7.30%	6.50%
AAA/Aaa | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	52.50%	57.70%
AAA/Aaa | U.S Treasury bonds
Financial Risk Management
Net purchases of bonds	$ 1,415.3
AAA/Aaa | Other government bonds
Financial Risk Management
Net purchases of bonds	421.7
AAA/Aaa | Canadian government bonds
Financial Risk Management
Net purchases of bonds	$ 415.9
AA/Aa | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	4.10%	2.90%
AA/Aa | Other government bonds
Financial Risk Management
Net purchases of bonds	$ 575.6
AA/Aa | Corporate and other
Financial Risk Management
Net purchases of bonds	$ 78.1
A/A | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	10.70%	8.00%
A/A | Corporate bonds
Financial Risk Management
Net purchases of bonds	$ 1,197.1
A/A | Other government bonds
Financial Risk Management
Net sales of bonds	$ 173.1
BBB/Baa | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	11.80%	11.50%
BBB/Baa | Corporate and other
Financial Risk Management
Net sales of bonds	$ 430.6
BBB/Baa | Other government bonds
Financial Risk Management
Net purchases of bonds	$ 441.6
BB/Ba | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	3.90%	6.60%
B/B | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	0.50%	0.20%
Lower than B/B | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	0.30%	0.30%
Unrated | Amynta Agency Inc.
Financial Risk Management
Investments in debt instruments	$ 159.7	$ 32.5
Unrated | Blackberry Limited
Financial Risk Management
Investments in debt instruments	148.9	285.0
Unrated | ONX Inc.
Financial Risk Management
Investments in debt instruments	125.6	25.0
Unrated | Mytilineos S.A.
Financial Risk Management
Investments in debt instruments	$ 101.4	$ 0.0
Unrated | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	16.20%	12.80%
Unrated | Investments in first mortgage loans
Financial Risk Management
Investments in debt instruments	$ 4,685.4	$ 2,500.7
Net purchases of bonds	$ 2,261.5
Investment grade or better | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	79.10%	80.10%
AA or better | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	56.60%	60.60%
Amortized cost
Financial Risk Management
Investments in debt instruments	$ 37,094.3	$ 29,968.6
Amortized cost | AAA/Aaa
Financial Risk Management
Investments in debt instruments	19,301.4	17,119.4
Amortized cost | AA/Aa
Financial Risk Management
Investments in debt instruments	1,490.9	858.3
Amortized cost | A/A
Financial Risk Management
Investments in debt instruments	3,977.9	2,409.6
Amortized cost | BBB/Baa
Financial Risk Management
Investments in debt instruments	4,420.3	3,410.3
Amortized cost | BB/Ba
Financial Risk Management
Investments in debt instruments	1,422.0	2,114.9
Amortized cost | B/B
Financial Risk Management
Investments in debt instruments	184.0	48.2
Amortized cost | Lower than B/B
Financial Risk Management
Investments in debt instruments	87.6	79.7
Amortized cost | Unrated
Financial Risk Management
Investments in debt instruments	6,210.2	3,928.2
Fair value
Financial Risk Management
Investments in debt instruments	37,441.0	29,001.2
Fair value | AAA/Aaa
Financial Risk Management
Investments in debt instruments	19,670.5	16,721.6
Fair value | AA/Aa
Financial Risk Management
Investments in debt instruments	1,521.9	847.6
Fair value | A/A
Financial Risk Management
Investments in debt instruments	4,012.7	2,330.6
Fair value | BBB/Baa
Financial Risk Management
Investments in debt instruments	4,414.2	3,348.7
Fair value | BB/Ba
Financial Risk Management
Investments in debt instruments	1,445.9	1,917.2
Fair value | B/B
Financial Risk Management
Investments in debt instruments	182.5	49.6
Fair value | Lower than B/B
Financial Risk Management
Investments in debt instruments	113.7	80.0
Fair value | Unrated
Financial Risk Management
Investments in debt instruments	6,079.6	$ 3,705.9
Gulf Insurance | Corporate and other
Financial Risk Management
Consolidation of Gulf Insurance's bond portfolio	516.7
Gulf Insurance | A/A | Other government and corporate and other bonds
Financial Risk Management
Consolidation of Gulf Insurance's bond portfolio	495.8
Gulf Insurance | Unrated
Financial Risk Management
Consolidation of Gulf Insurance's bond portfolio	$ 140.8